Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 7,467	$ 4,315	$ 14,361	$ 9,336
Tax impact of restructuring and other items		(595)		(1,850)
Provision for income taxes after restructuring and other items	$ 7,467	$ 3,720	$ 14,361	$ 7,486